Common stock (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common stock [Abstract]
Common stock, description	The authorized capital stock of the Company consists of five hundred thousand (500,000.000) shares, which consist of (i) one hundred ninety-two thousand seven hundred one (192,701.000) shares of common stock, $0.0001 par value, and (ii) an aggregate of three hundred seven thousand two hundred ninety-nine (307,299.000) shares of five series of preferred stock, $0.0001 par value, consisting of ninety-five thousand four hundred and eighteen (95,418.000) shares of Series A preferred stock, $0.0001 par value; forty-nine thousand six hundred thirty-five (49,635.000) shares of Series B preferred stock, $0.0001 par value; four thousand nine hundred ten (4,910.000) shares of Series C preferred stock, $0.0001 par value; ninety-one thousand one hundred ninety-five (91,195.000) shares of Series D preferred stock, $0.0001 par value; and sixty-six thousand one hundred forty-one (66,141.000) shares of Series U preferred stock, $0.0001 par value.
Common Stock, Shares, Issued	77,057.894	71,963.894
Common Stock, Shares, Outstanding	77,057.894	71,963.894